CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating expenses:
General and administrative expenses paid by Parent	$ 119,944
Total operating expenses	137,942,000
Loss from operations	(119,944)
Other income (expense):
Net Loss	(138,061,944)
HZO, Inc. and Subsidiaries
Revenue	3,399,827	$ 2,393,943
Cost of revenue	3,436,366	3,085,394
Gross profit (loss)	(36,539)	(691,451)
Operating expenses:
Sales and marketing	698,710	1,260,267
Research and development	408,228	608,687
General and administrative expenses paid by Parent	4,286,335	4,394,222
Total operating expenses	5,393,273	6,263,176
Loss from operations	(5,429,812)	(6,954,627)
Other income (expense):
Interest expense	(4,752,960)	(275,453)
Foreign currency gain	753,908	274,037
Change in fair value of embedded derivative and warrant liability	(43,425,000)	(135,000)
Other income (expense), net	(256,550)	(3,069,270)
Total other income (expense)	(47,680,602)	(3,205,686)
Loss before provision (benefit) for income taxes	(53,110,414)	(10,160,313)
Provision (benefit) for income taxes	70,378	(223,861)
Net Loss	(53,180,792)	(9,936,452)
Other comprehensive income
Foreign currency translation adjustment	(731,429)	(234,268)
Comprehensive loss	$ (53,912,221)	$ (10,170,720)